SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about basis of consolidation [text Block]
At December 31, 2017 and 2016, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Banco de Crédito del Perú S.A. and Subsidiaries (i)	Banking, Peru	97.69	97.69	139,658,667	127,513,766	124,107,841	113,568,832	15,550,826	13,944,934	3,036,929	2,954,668

Pacífico Compañía de Seguros y Reaseguros S.A. and Subsidiaries (ii), Note 2(a)	Insurance, Peru	98.79	98.45	11,402,998	10,156,361	8,558,149	7,786,257	2,844,849	2,370,104	325,008	303,264

Inversiones Credicorp Bolivia S.A. and Subsidiaries (iii)	Holding, Bolivia	99.96	99.96	9,153,381	8,017,925	8,458,813	7,337,562	694,568	680,363	96,826	71,910

Atlantic Security Holding Corporation and Subsidiaries (iv)	Capital Markets, Cayman	100.00	100.00	7,034,717	7,056,980	6,206,861	5,961,796	827,856	1,095,184	187,132	143,238

Credicorp Capital Ltd. and Subsidiaries (v)	Capital Markets, Bermuda	100.00	100.00	3,731,930	3,230,080	2,943,210	2,440,496	788,720	789,584	77,963	89,654

CCR Inc. (vi)	Special purpose Entity, Bahamas	100.00	100.00	667,170	1,103,787	670,132	1,123,045	(2,962)	(19,258)	14,018	(39)

Prima AFP S.A. (vii)	Private pension fund administrator, Peru	100.00	100.00	882,917	883,893	263,717	277,899	619,200	605,994	140,082	155,813

Grupo Crédito S.A (viii)	Holding, Peru	100.00	100.00	208,049	167,397	241,237	534,552	(33,188)	(367,155)	(31,089)	(15,575)

(i)
BCP was incorporated in 1889 and its activities are regulated by the Superintendence of Banking, Insurance and AFP (the Peruvian banking, insurance and AFP regulator, hereinafter “the SBS” for its Spanish acronym).

At December 31, 2017, and 2016, its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “Mibanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2017, the assets, liabilities, equity and net income of Mibanco amount to approximately S/12,363.0 million, S/10,666.5 million, S/1,696.5 million and S/399.1 million, respectively (S/11,234.9 million, S/9,658.3 million, S/1,576.6 million, and S/336.0 million, respectively at December 31, 2016).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations.

Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
ICBSA was established in February 2013 and its objective is to make capital investments for its own account or for account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

At December 31, 2017 and 2016, its principal Subsidiary is BCB, a commercial bank which operates in Bolivia. At December 31, 2017, the assets, liabilities, equity and net profit of BCB were approximately S/9,118.4 million, S/8,481.7 million, S/636.7 million and S/75.4 million, respectively (S/7,949.2 million, S/7,238.5 million, S/620.7 million and S/80.7 million, respectively at December 31, 2016).

(iv)
Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers

(v)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Chile (owner of Inversiones IMT), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Peru (owner of Credicorp Capital Peru S.A.A.), which develop their activities in Chile, Colombia and Peru, respectively.

At December 31, 2017 and 2016, Credicorp Capital Ltd. directly and indirectly holds 100.00 percent of the share capital of Inversiones IMT and Credicorp Capital Colombia. At December 31, 2017, the assets, liabilities, equity and net profit of Inversiones IMT total approximately S/1,123.4 million, S/964.8 million, S/158.6 million and S/20.8 million, respectively (S/987.5 million, S/840.4 million, S/147.1 million and S/23.7 million, respectively at December 31, 2016); and those of Credicorp Capital Colombia total approximately S/1,667.0 million, S/1,522.2 million, S/144.8 million and S/18.8 million, respectively (S/1,496.5 million, S/1,346.2 million, S/150.3 million and S/24.2 million, respectively at December 31, 2016).

At December 31, 2017 and 2016, Credicorp Capital Ltd. directly holds 100.0 percent of the share capital of Credicorp Capital Holding Perú. At December 31, 2017, the assets, liabilities, equity and net profit of Credicorp Capital Holding Perú and Subsidiaries total approximately S/303.1 million, S/121.3 million, S/181.8 million and S/28.6 million, respectively (S/236.0 million, S/56.5 million, S/179.5 million and S/19.3 million, respectively, at December 31, 2016).

Credicorp Capital Perú has the principal function of a holding company of shares, participations, and securities in general, provision of financial and corporate advisory services, and property investment. At December 31, 2017 and 2016, respectively, Credicorp Capital Peru holds as Subsidiaries, Credicorp Capital Sociedad Agente de Bolsa S.A., Credicorp Capital S.A. Sociedad Administradora de Fondos, Credicorp Capital Servicios Financieros S.A. and Credicorp Capital Sociedad Titulizadora S.A., member companies of the Investment Banking Group in Peru.

(vi)
CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 16(a)(iii). These loans are collateralized by transactions performed by BCP. At December 31, 2017 and 2016, the negative equity balance consists mainly of an accumulated loss of S/17.0 million and a profit for the period of S/14.0 million (an accumulated loss of S/17.0 million and an unrealized loss of S/2.3 million from cash flow hedge derivatives, at December 31, 2016).

(vii)	Prima AFP is a private pension fund and its activities are regulated by the SBS.

(viii)
Grupo Crédito is a company mainly engaged in shares listed in Peru and unlisted shares of Peruvian companies. It also holds the Group’s shares in BCP, and Inversiones Credicorp Bolivia, Prima AFP and Pacífico Seguros. Grupo Crédito’s balances are presented net of its investments in said entities.

Disclosure of Property, furniture and equipment estimated useful lives [Text Block]
Land is not depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years

Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Disclosure of intangible assets estimated useful lives [Text Block]
Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated useful
life in years
Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship - Inversiones IMT S.A.	22
Client relationship cash, fixed and variable income - Credicorp Capital Colombia	5
Client relationship APT - Credicorp Capital Colombia	5
Client relationship - Edyficar Peru	10
Client relationship – Mibanco	7
Brand - Mibanco	25
Brand - Credicorp Capital Colombia	5
Brand - Inversiones IMT S.A.	5
Fund manager contract - Credicorp Capital Colombia	28
Fund manager contract - Inversiones IMT S.A.	11
Core deposits - Mibanco	6
Right of use - BCP	5
Others	5